United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/16

Date of Reporting Period: Six months ended 03/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2016
Share Class	Ticker
A	FEKAX
Institutional	FEKIX

Federated Equity Advantage Fund
Established 2016

A Portfolio of Federated High Yield Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from February 26, 2016 through March 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Discretionary	34.2%
Materials	20.8%
Information Technology	16.7%
Health Care	10.7%
Industrials	8.1%
Energy	5.1%
Utilities	2.6%
Consumer Staples	2.6%
Cash Equivalents[2]	2.0%
Other Assets and Liabilities—Net[3]	(2.8)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—100.8%
		CONSUMER DISCRETIONARY—34.2%
		Auto Components—5.6%
1,950	[1]	American Axle & Manufacturing Holdings, Inc.	$30,011
1,245		Goodyear Tire & Rubber Co.	41,060
		TOTAL	71,071
		Hotels Restaurants & Leisure—9.2%
1,735		Hilton Worldwide Holdings, Inc.	39,072
2,580	[1]	La Quinta Holdings, Inc.	32,250
2,720	[1]	Penn National Gaming, Inc.	45,397
		TOTAL	116,719
		Leisure Products—0.9%
3,560	[1]	Performance Sports Group Ltd.	11,376
		Media—10.4%
2,175	[1]	Entercom Communication Corp.	23,012
1,015	[1]	Media General, Inc., Class A	16,555
405		Nexstar Broadcasting Group, Inc., Class A	17,929
16,750	[1]	Radio One, Inc.	23,952
1,470		Time, Inc.	22,697
2,500	[1]	Townsquare Media, Inc., Class A	28,025
		TOTAL	132,170
		Specialty Retail—5.2%
1,170	[1]	Michaels Cos., Inc.	32,725
2,259	[1]	Party City Holdco, Inc.	33,975
		TOTAL	66,700
		Textiles Apparel & Luxury Goods—2.9%
370		PVH Corp.	36,652
		TOTAL CONSUMER DISCRETIONARY	434,688
		CONSUMER STAPLES—2.6%
		Household Products—2.6%
305		Spectrum Brands Holdings, Inc.	33,331
		ENERGY—5.1%
		Oil Gas & Consumable Fuels—5.1%
2,485		Crestwood Equity Partners LP	29,000
1,745		Williams Partners LP	35,685
		TOTAL ENERGY	64,685
Semi-Annual Shareholder Report

Shares			Value
		HEALTH CARE—10.7%
		Health Care Providers & Services—10.7%
1,660	[1]	Community Health Systems, Inc.	$30,726
1,765	[1]	Envision Healthcare Holdings, Inc.	36,006
780	[1]	Team Health Holdings, Inc.	32,612
1,275	[1]	Tenet Healthcare Corp.	36,886
		TOTAL HEALTH CARE	136,230
		INDUSTRIALS—8.1%
		Building Products—5.0%
585	[1]	Nortek, Inc.	28,249
1,395	[1]	USG Corp.	34,610
		TOTAL	62,859
		Trading Companies & Distributors—3.1%
1,195	[1]	HD Supply, Inc.	39,519
		TOTAL INDUSTRIALS	102,378
		INFORMATION TECHNOLOGY—16.7%
		Communications Equipment—2.6%
1,193	[1]	CommScope Holdings Co., Inc.	33,309
		Electronic Equipment Instruments & Components—5.6%
795		CDW Corp.	32,992
550	[1]	Zebra Technologies Corp., Class A	37,950
		TOTAL	70,942
		Semiconductors & Semiconductor Equipment—5.3%
1,645	[1]	Micron Technology, Inc.	17,223
665	[1]	Microsemi Corp.	25,476
2,000	[1]	Tower Semiconductor Ltd.	24,240
		TOTAL	66,939
		Technology Hardware Storage & Peripherals—3.2%
1,345	[1]	NCR Corp.	40,256
		TOTAL INFORMATION TECHNOLOGY	211,446
		MATERIALS—20.8%
		Containers & Packaging—18.3%
1,175	[1]	Berry Plastics Group, Inc.	42,477
3,045		Graphic Packaging Holding Co.	39,128
1,875	[1]	Multi Packaging Solutions International Limited	30,431
2,450	[1]	Owens-Illinois, Inc.	39,102
810		Sealed Air Corp.	38,888
1,075		WestRock Co.	41,957
		TOTAL	231,983
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Shares			Value
		MATERIALS—continued
		Paper & Forest Products—2.5%
665	[1]	Clearwater Paper Corp.	$32,259
		TOTAL MATERIALS	264,242
		UTILITIES—2.6%
		Gas Utilities—2.6%
1,120		Suburban Propane Partners LP	33,477
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,173,089)	1,280,477
		INVESTMENT COMPANY—2.0%
25,528	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE)	25,528
		TOTAL INVESTMENTS—102.8% (IDENTIFIED COST $1,198,617)[4]	1,306,005
		OTHER ASSETS AND LIABILITIES - NET—(2.8)%[5]	(35,689)
		TOTAL NET ASSETS—100%	$1,270,316
1	Non-income-producing security.
2	Affiliated company.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2016, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 3/31/2016[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]
Net realized and unrealized gain on investments and foreign currency transactions	1.00
TOTAL FROM INVESTMENT OPERATIONS	0.99
Net Asset Value, End of Period	$10.99
Total Return[3]	9.90%
Ratios to Average Net Assets:
Net expenses	1.23%[4]
Net investment income (loss)	(0.80)%[4]
Expense waiver/reimbursement[5]	15.23%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$11
1	Reflects operations for the period from February 26, 2016 (date of initial investment) to March 31, 2016.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 3/31/2016[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]
Net realized and unrealized gain on investments and foreign currency transactions	1.01
TOTAL FROM INVESTMENT OPERATIONS	1.00
Net Asset Value, End of Period	$11.00
Total Return[3]	10.00%
Ratios to Average Net Assets:
Net expenses	0.98%[4]
Net investment income ( loss)	(0.60)%[4]
Expense waiver/reimbursement[5]	16.52%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,259
1	Reflects operations for the period from February 26, 2016 (date of initial investment) to March 31, 2016.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $25,528 of investment in an affiliated holding (Note 5) (identified cost $1,198,617)		$1,306,005
Income receivable		165
TOTAL ASSETS		1,306,170
Liabilities:
Payable for investments purchased	$17,086
Payable to adviser (Note 5)	704
Payable for custodian fees	1,227
Payable for auditing fees	4,977
Payable for portfolio accounting fees	2,731
Payable for share registration costs	7,548
Accrued expenses (Note 5)	1,581
TOTAL LIABILITIES		35,854
Net assets for 115,510 shares outstanding		$1,270,316
Net Assets Consist of:
Paid-in capital		$1,161,200
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		107,385
Accumulated net realized gain on investments and foreign currency transactions		2,386
Accumulated net investment income (loss)		(655)
TOTAL NET ASSETS		$1,270,316
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($11,391.71 ÷ 1,036.119 shares outstanding), no par value, unlimited shares authorized		$10.99
Offering price per share (100/94.50 of $10.99)		$11.63
Redemption proceeds per share		$11.00
Institutional Shares:
Net asset value per share ($1,258,924 ÷ 114,474 shares outstanding), no par value, unlimited shares authorized		$11.00
Offering price per share		$11.00
Redemption proceeds per share		$11.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Period Ended March 31, 20161 (unaudited)
Investment Income:
Dividends (including $35 received from an affiliated holding (Note 5))			$411
Expenses:
Investment adviser fee (Note 5)		$920
Administrative fee (Note 5)		85
Custodian fees		1,227
Transfer agent fee		217
Auditing fees		4,977
Legal fees		963
Portfolio accounting fees		2,731
Share registration costs		7,548
Printing and postage		80
Miscellaneous (Note 5)		240
TOTAL EXPENSES		18,988
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(920)
Reimbursements of other operating expenses	(17,002)
TOTAL WAIVER AND REIMBURSEMENTS		(17,922)
Net expenses			1,066
Net investment income (loss)			(655)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,386
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			107,385
Net realized and unrealized gain on investments and foreign currency transactions			109,771
Change in net assets resulting from operations			$109,116
1	Reflects operations for the period from February 26, 2016 (date of initial investment) to March 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
Period Ended (unaudited) 3/31/2016[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(655)
Net realized gain on investments and foreign currency transactions	2,386
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	107,385
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	109,116
Share Transactions:
Proceeds from sale of shares	1,161,200
Change in net assets	1,270,316
Net Assets:
Beginning of period	—
End of period (including accumulated net investment income (loss) of $(655))	$1,270,316
1	Reflects operations for the period from February 26, 2016 (date of initial investment) to March 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2016 (unaudited)
1. ORGANIZATION
Federated High Yield Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of Federated Equity Advantage Fund (the “Fund”). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
The Fund's Class A Shares and Institutional Shares commenced operations on February 26, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and
Semi-Annual Shareholder Report

certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares may bear distribution services fees and other service fees unique to that class. The detail of total fund expense waivers and reimbursements of $17,922 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the period ended March 31, 2016, the Fund's Class A Shares incurred other service fees less than $2.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of, and during the period ended March 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2016, tax year 2016 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 3/31/2016[1]
Class A Shares:	Shares	Amount
Shares sold	1,036	$11,100

	Period Ended 3/31/2016[1]
Institutional Shares:	Shares	Amount
Shares sold	114,474	$1,150,100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	115,510	$1,161,200
1	Reflects operations for the period from February 26, 2016 (date of initial investment) to March 31, 2016.
4. FEDERAL TAX INFORMATION
At March 31, 2016, the cost of investments for federal tax purposes was $1,198,617. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $107,388. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $130,453 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,065.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse other operating expenses. For the period ended March 31, 2016, the Adviser voluntarily waived $906 of its fee and voluntarily reimbursed $17,002 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended March 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the period ended March 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period ended March 31, 2016, FSC did not retain any sales charges from the sale of Class A Shares.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.23% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the period ended March 31, 2016, the Adviser reimbursed $14. Transactions involving the affiliated holding during the period ended March 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 2/26/2016	—
Purchases/Additions	1,177,947
Sales/Reductions	(1,152,419)
Balance of Shares Held 3/31/2016	25,528
Value	$25,528
Dividend Income	$35
Affiliated Shares of Beneficial Interest
As of March 31, 2016, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended March 31, 2016, were as follows:
Purchases	$1,189,120
Sales	$18,349
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2016, there were no outstanding loans. During the period ended March 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2016, there were no outstanding loans. During the period ended March 31, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,099.00	$1.23
Institutional Shares	$1,000	$1,100.00	$0.98
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.85	$6.21
Institutional Shares	$1,000	$1,020.10	$4.95
1	“Actual” expense information for the Fund's Class A Shares and Institutional Shares is for the period from February 26, 2016 (date of initial investment) to March 31, 2016. Actual expenses are equal to the Fund's annualized net expense ratios, multiplied by 35/366 (to reflect the period from initial investment to March 31, 2016). “Hypothetical” expense information for Class A Shares and Institutional Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

Class A Shares	1.23%
Institutional Shares	0.98%
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Equity Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197500
CUSIP 314197609
Q452936 (5/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2016